Net Amortization Of VOBA (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Schedule Of Estimated Future Amortization Expense [Line Items]
2018	$ 1,923
2019	785
2020 and beyond	0
Total	$ 2,708